(Loss)/Earnings Per Ordinary Share (“EPS”) (Details) - Schedule of Weighted Average Number of Ordinary Shares in Issue	6 Months Ended
	Dec. 31, 2023 MYR (RM) RM / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 MYR (RM) RM / shares shares
Schedule of Weighted Average Number of Ordinary Shares in Issue [Abstract]
(Loss)/Profit attributable to Owners of the Company (RM)	RM (50,177,049)	$ (10,919,923)	RM 3,670,221
Diluted, weighted average number of ordinary shares in issue	21,999,658	21,999,658	18,396,739
Diluted EPS (RM) | (per share)	RM (2.28)	$ (0.5)	RM 0.2
Basic, weighted average number of ordinary shares in issue	21,999,658	21,999,658	18,396,739
Basic EPS (RM) | (per share)	RM (2.28)	$ (0.5)	RM 0.2